Other Receivables	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
OTHER RECEIVABLES
8.	OTHER RECEIVABLES

Other receivables of $817,564 at December 31, 2022 represent the cash advance to a third party vendor which arose from the acquisition of Beijing Wanjia. Prior to the acquisition, Beijing Wanjia made a business advance to a third party for operational purposes.